BUSINESS - NATURE OF ORGANIZATION (Narrative) (Details) - USD ($)		10 Months Ended
	Feb. 16, 2016	Dec. 31, 2016	Dec. 15, 2016	Dec. 31, 2015
Common Stock, par value		$ 0.001		$ 0.001
William Rosellini, CEO [Member]
Cash payable for patents transfer			$ 140,000
Shares payable for patents transfer, value			$ 3,050,000
Shares payable for patents transfer, shares			3,050,000
NXDE [Member]
Percentage of equity voting interests acquired	100.00%
Effective date of the merger	Feb. 16, 2016
Common stock issued for acquisition, shares	1,659,943
Percentage ownership of Company by stockholders of NXDE	9.67%
Royalty payment percentage owed to former preferred NXDE stockholders	3.00%
Stockholder loans exchanged for Units in Private Placement	$ 645,000	$ 950,000
Accrued interest exchanged for Units in Private Placement	$ 176,482	$ 337,564
Units issued in Private Placement	821,482	1,287,564
Accrued interest cancelled	$ 202,825